Operating Segment and Geographical Information (Details) - USD ($) $ in Thousands		3 Months Ended									12 Months Ended
		Apr. 02, 2016	Jan. 02, 2016	Oct. 03, 2015	Jun. 27, 2015	Mar. 28, 2015	[1]	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Apr. 02, 2016	Mar. 28, 2015	Mar. 29, 2014
Revenue:
Revenue		$ 608,069	$ 620,681	$ 708,335	$ 673,641	$ 634,892		$ 397,086	$ 362,667	$ 316,321	$ 2,610,726	$ 1,710,966	$ 1,148,231
Income from operations:
Income from operations											11,968	122,466	27,341
Interest expense		$ (13,900)	$ (6,700)								(23,316)	(1,421)	(5,983)
Interest income											2,068	450	179
Other income (expense)											6,418	(254)	2,336
(Loss) income before income taxes											(2,862)	121,241	23,873
Operating Segments [Member] | MP [Member]
Revenue:
Revenue											2,083,334	1,395,035	935,313
Income from operations:
Income from operations											591,751	404,382	109,862
Operating Segments [Member] | IDP [Member]
Revenue:
Revenue											523,512	313,274	212,897
Income from operations:
Income from operations											108,370	72,262	32,315
All other [Member]
Revenue:
Revenue	[2]										3,880	2,657	21
Income from operations:
Income from operations											$ (688,153)	$ (354,178)	$ (114,836)

[1]	1. The Business Combination was completed on January 1, 2015, and as a result, TriQuint's results of operations which include revenue of $259.5 million and a net loss of $132.5 million, are included for the period of January 1, 2015 through March 28, 2015.
[2]	(1) "All other" revenue for fiscal years 2016 and 2015 relates to royalty income that is not allocated to MP or IDP.